Expense Example - World Mutual Funds Prospectus	Apr. 01, 2026 USD ($)
Emerging Markets Fund | Emerging Markets Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,522
Emerging Markets Fund | Emerging Markets Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Emerging Markets Fund | Emerging Markets Fund, Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Emerging Markets Fund | Emerging Markets Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	720
Expense Example, with Redemption, 3 Years	1,025
Expense Example, with Redemption, 5 Years	1,352
Expense Example, with Redemption, 10 Years	2,272
Emerging Markets Fund | Emerging Markets Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	707
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,403
Emerging Markets Fund | Emerging Markets Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	2,071
Emerging Markets Fund | Emerging Markets Fund, R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Emerging Markets Fund | Emerging Markets Fund, R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Emerging Markets Fund | Emerging Markets Fund, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,340
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,108
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,105
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	2,237
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,899
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,108
Focused Global Growth Fund | FOCUSED GLOBAL GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
Focused International Growth Fund | Focused International Growth Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,340
Focused International Growth Fund | Focused International Growth Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,108
Focused International Growth Fund | Focused International Growth Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	979
Expense Example, with Redemption, 5 Years	1,273
Expense Example, with Redemption, 10 Years	2,105
Focused International Growth Fund | Focused International Growth Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	659
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	2,237
Focused International Growth Fund | Focused International Growth Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,899
Focused International Growth Fund | Focused International Growth Fund, R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	931
Focused International Growth Fund | Focused International Growth Fund, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
Global Small Cap Fund | Global Small Cap Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,351
Global Small Cap Fund | Global Small Cap Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Global Small Cap Fund | Global Small Cap Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	982
Expense Example, with Redemption, 5 Years	1,278
Expense Example, with Redemption, 10 Years	2,115
Global Small Cap Fund | Global Small Cap Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	215
Expense Example, with Redemption, 3 Years	662
Expense Example, with Redemption, 5 Years	1,135
Expense Example, with Redemption, 10 Years	2,247
Global Small Cap Fund | Global Small Cap Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,909
Global Small Cap Fund | Global Small Cap Fund, R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	943
International Growth Fund | International Growth Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,474
International Growth Fund | International Growth Fund, I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,245
International Growth Fund | International Growth Fund, Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,070
International Growth Fund | International Growth Fund, A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	1,011
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,228
International Growth Fund | International Growth Fund, C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	2,360
International Growth Fund | International Growth Fund, R Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	2,026
International Growth Fund | International Growth Fund, R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,245
International Growth Fund | International Growth Fund, R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,070
International Growth Fund | International Growth Fund, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	26
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	473
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,796
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	1,574
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	739
Expense Example, with Redemption, 3 Years	1,094
Expense Example, with Redemption, 5 Years	1,471
Expense Example, with Redemption, 10 Years	2,523
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,332
Expense Example, with Redemption, 10 Years	2,654
International Opportunities Fund | INTERNATIONAL OPPORTUNITIES FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	199
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	2,331
International Small-Mid Cap Fund | International Small-Mid Cap Fund, Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	1,732
International Small-Mid Cap Fund | International Small-Mid Cap Fund, G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	26
International Value Fund | INTERNATIONAL VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,363
International Value Fund | INTERNATIONAL VALUE FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,131
International Value Fund | INTERNATIONAL VALUE FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,283
Expense Example, with Redemption, 10 Years	2,126
International Value Fund | INTERNATIONAL VALUE FUND, C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	665
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	2,258
International Value Fund | INTERNATIONAL VALUE FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	1,920
International Value Fund | INTERNATIONAL VALUE FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	955
International Value Fund | INTERNATIONAL VALUE FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	26
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,431
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	1,002
Expense Example, with Redemption, 5 Years	1,312
Expense Example, with Redemption, 10 Years	2,189
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,985
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,026
Non-U.S. Intrinsic Value Fund | NON-U.S. INTRINSIC VALUE FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39